Investment Strategy - T. Rowe Price Equity Income Fund	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund considers a company to have a track record of paying dividends if the security has paid a dividend within the past 12 months. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund generally seeks investments in large-cap companies. The fund typically employs a value approach in selecting investments. The adviser’s in-house research team seeks dividend-paying companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector. While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends.